Fair Value, Changes in Fair Value of Assets Recorded at Fair Value on Nonrecurring Basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value Assets And Liabilities Measured On Nonrecurring Basis Increase (Decrease) [Line Items]
Mortgages held for sale (LOCOM)	$ 1	$ (3)
Loans held for sale	0	(3)
Loans	(1,630)	(1,166)
Other Assets	(438)	(396)
Total	(2,067)	(1,568)
Commercial Portfolio Segment [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis Increase (Decrease) [Line Items]
Loans	(913)	(165)
Consumer Portfolio Segment [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis Increase (Decrease) [Line Items]
Loans	$ (717)	$ (1,001)